EMPLOYEE BENEFIT PLANS - liabilities relating to post-employment benefit and long-term benefit plans (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit pension plan	$ 163,152	$ 155,075
Severance obligation	26,547	30,732
Retirement Pension Premium Plan and Senior Management Pension Plan Premium	198,260	170,596
Other long term benefits	416,969	362,862
Total Post-employment and long-term benefit plans	804,928	719,265
Fair value Plan assets	35,981	37,136
Total Post-employment and long-term benefit plans	768,947	682,129
Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Total Post-employment and long-term benefit plans	$ 768,947	$ 682,129